Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Long-term debt was as follows:

	December 31, 2012	December 31, 2011
	(Millions)
Credit Agreement
Revolving credit facility, weighted-average variable interest rate of 1.47% and 1.69%, respectively, due November 10, 2016 (a)	$525	$497
Debt Securities
Issued November 27, 2012, interest at 2.50% payable semi-annually, due December 1, 2017	500	—
Issued March 13, 2012, interest at 4.95% payable semi-annually, due April 1, 2022	350	—
Issued September 30, 2010, interest at 3.25% payable semi-annually, due October 1, 2015	250	250
Unamortized discount	(5)	—

Total long-term debt	$1,620	$747

(a)	$150 million has been swapped to a fixed rate obligation with effective fixed rates ranging from 2.94% to 2.99%, for a net effective rate of 2.25% on the $525 million of outstanding debt under our revolving credit facility as of December 31, 2012. $450 million was swapped to a fixed-rate obligation with effective fixed rates ranging from 2.94% to 5.19%, for a net effective rate of 4.86% on the $497 million of outstanding debt under our revolving credit facility as of December 31, 2011.

Future Maturities of Long-Term Debt	The future maturities of long-term debt in the year indicated are as follows:

Debt Maturities
(Millions)
2013	$—
2014	—
2015	250
2016	525
Thereafter	850

1,625
Unamortized discount	(5)

Total	$1,620